Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Accumulated Other Comprehensive (Loss) Income

The following tables reflect the changes in accumulated other comprehensive (loss) income by component (in thousands):

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2013	$—	$(7,438)	$16,518	$9,080
Other comprehensive income (loss) before reclassifications	(8,542)	(141,530)	(4,228)	(154,300)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings (1)	542	—	(1,030)	(488)

Net current-period other comprehensive (loss) income	(8,000)	(141,530)	(5,258)	(154,788)

December 31, 2014	$(8,000)	$(148,968)	$11,260	$(145,708)

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2012	$—	$46,181	$10,580	$56,761
Other comprehensive income (loss) before reclassifications	—	(53,619)	5,938	(47,681)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings	—	—	—	—

Net current-period other comprehensive (loss) income	—	(53,619)	5,938	(47,681)

December 31, 2013	$—	$(7,438)	$16,518	$9,080

(1)	Includes $542 and ($1,030) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $200 and ($557), respectively.